Discontinued operation of HJX business (Details Textual) ¥ in Millions		12 Months Ended
	Aug. 10, 2016 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 CNY (¥)
Equity Method Investment, Ownership Percentage		37.50%			37.50%
Income (Loss) from Equity Method Investments	$ 150,000	$ (324,900)	$ 0	$ (868,121)
Hjx [Member]
Disposal Group, Including Discontinued Operation, Consideration		$ 918,246			¥ 6.0